Other Operating Income/(Expenses) - Summary of Other Operating Income Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other operating income expense [abstract]
Government grants	$ 317	$ 404	$ 432
License income	45	65	65
Net (additions to)/reversals of provisions	(11)	(4)	(50)
Net gain on disposal of property, plant and equipment, intangible assets and assets held for sale	80	154	37
Net rental and other operating income	249	235	248
Other operating income/(expenses)	$ 680	$ 854	$ 732